Income Taxes Expenses - Tax rates (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Income Taxes Expenses
Income tax expense		$ 220	$ 800	$ 0
Statutory income tax rate (in percent)	25.00%	25.00%	25.00%	25.00%
Deferred tax liabilities		$ 0
Hong Kong
Income Taxes Expenses
Maximum profits, tier one income tax rate	$ 2
Income tax rate, tier one	8.25%	8.25%
Income tax rate, tier two	16.50%	16.50%
PRC
Income Taxes Expenses
Statutory income tax rate (in percent)	25.00%	25.00%
PRC | Chu Le of WFOE
Income Taxes Expenses
Statutory income tax rate (in percent)			15.00%
PRC | Chu Le of WFOE | High And New Technology Enterprises
Income Taxes Expenses
Preferential income tax rate (in percent)	15.00%	15.00%
Preferential tax rate period	3 years	3 years